Employee Benefits - Options Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in outstanding options - Number of Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	362,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	362,500	362,500
Employee And Directors Time Based Options
Changes in outstanding options - Number of Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	1,099,264	1,082,092
Shares granted	14,042	43,298
Shares forfeited or expired	(2,366)	(3,211)
Shares exercised	(14,166)	(22,915)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	1,096,774	1,099,264	1,082,092
Shares exercisable - Number of Options	1,020,743	910,793
Changes in outstanding options - Weighted-Average Exercise Price
Shares under option - beginning balance (in dollars per share)	$ 9.19	$ 9.11
Shares granted (in dollars per share)	15.70	10.71
Shares forfeited or expired (in dollars per share)	(10.24)	(9.72)
Shares exercised (in dollars per share)	(8.25)	(8.25)
Shares under option - ending balance (in dollars per share)	9.28	9.19	$ 9.11
Shares exercisable (in dollars per share)	$ 9.14	$ 9.24
Average Remaining Contractual Term (In Years)
SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualTerm2	3 years 8 months 12 days	4 years 7 months 6 days	5 years 3 months 18 days
SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualTerm2	3 years 8 months 12 days	4 years 7 months 6 days	5 years 3 months 18 days
Shares exercisable (In Years)	3 years 4 months 24 days	4 years